United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies


                                    811-7115

                      (Investment Company Act File Number)


                       Federated Total Return Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)




                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04


Item 1.     Schedule of Investments


Federated Total Return Bond Fund
Portfolio of Investments
August 31, 2004 (unaudited)


   Principal
   Amount                                                                           Value


                        Corporate Bonds--34.4%
$                       Basic Industry- Chemicals--0.0%
   300,000              Sherwin-Williams Co., Sr. Note, 6.85%, 2/1/2007       $     326,733
                        Basic Industry- Metals & Mining--0.4%
   2,000,000            BHP Finance (USA), Inc., Unsecd. Note, 6.69%,
                        3/1/2006                                                    2,120,760
   1,000,000            Inco Ltd., 5.70%, 10/15/2015                                1,021,827
   1,400,000            Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                   1,539,818
                        Total                                                       4,682,405
                        Basic Industry- Paper--0.8%
   830,000              International Paper Co., 5.50%, 1/15/2014                   849,140
   2,250,000            Louisiana-Pacific Corp., 8.875%, 8/15/2010                  2,666,250
   380,000              Westvaco Corp., 7.65%, 3/15/2027                            447,845
   3,000,000            Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                  3,500,640
   2,800,000            Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                   3,209,892
   210,000              Weyerhaeuser Co., Note, 5.50%, 3/15/2005                    213,614
                        Total                                                       10,887,381
                        Capital Goods - Aerospace & Defense--0.5%
   2,500,000            Boeing Co., Note, 5.125%, 2/15/2013                         2,570,450
   1,400,000            Raytheon Co., Deb., 7.20%, 8/15/2027                        1,593,539
   2,425,000             Raytheon Co., Note, 6.75%, 8/15/2007                       2,662,155
                        Total                                                       6,826,144
                        Capital Goods - Building Materials--0.2%
   2,476,000            Masco Corp., Note, 6.75%, 3/15/2006                         2,624,535
                        Capital Goods - Construction Machinery--0.2%
   50,000               Caterpillar, Inc., Deb., 9.375%, 3/15/2021                  69,380
   100,000              Ingersoll-Rand Co., Note, 6.51%, 12/1/2004                  101,042
   2,500,000            John Deere Capital Corp., Bond, 5.10%, 1/15/2013            2,569,050
                        Total                                                       2,739,472
                        Capital Goods - Diversified Manufacturing--0.7%
   1,330,000            Briggs & Stratton Corp., Company Guarantee,
                        8.875%, 3/15/2011                                           1,582,700
   500,000              Honeywell International, Inc., Bond, 6.125%,
                        11/1/2011                                                   547,755
   2,000,000       1,2   Hutchison Whampoa International Ltd., 7.45%,
                        11/24/2033                                                  2,095,880
   2,450,000       1,2   Tyco International Group SA Participation
                        Certificate Trust, Note, 4.436%, 6/15/2007                  2,508,653
   1,600,000            Tyco International Group, Company Guarantee,
                        6.375%, 2/15/2006                                           1,681,968
   1,000,000            Tyco International Group, Note, 5.80%, 8/1/2006             1,051,530
                        Total                                                       9,468,486
                        Capital Goods - Environmental--0.4%
   1,000,000            Republic Services, Inc., 7.125%, 5/15/2009                  1,132,510
   400,000              Waste Management Inc., Sr. Note, 7.00%, 10/1/2004           401,600
   1,300,000            Waste Management Inc., Sr. Note, 7.125%, 10/1/2007          1,438,385
   2,048,000            Waste Management, Inc., Deb., 8.75%, 5/1/2018               2,334,208
                        Total                                                       5,306,703
                        Communications - Media & Cable--1.5%
   1,700,000            British Sky Broadcasting Group PLC, 8.20%,
                        7/15/2009                                                   1,972,677
   4,200,000            British Sky Broadcasting Group PLC, Unsecd. Note,
                        7.30%, 10/15/2006                                           4,540,532
   3,100,000            Comcast Corp., 6.375%, 1/30/2006                            3,251,466
   1,750,000            Continental Cablevision, Sr. Deb., 8.875%,
                        9/15/2005                                                   1,862,875
   2,480,000            Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013          2,755,106
   2,000,000            Cox Communications, Inc., Unsecd. Note, 5.50%,
                        10/1/2015                                                   1,892,980
   3,150,000            Grupo Televisa S.A., Note, 8.00%, 9/13/2011                 3,575,250
                        Total                                                       19,850,886
                        Communications - Media Noncable--0.7%
   3,000,000            Clear Channel Communications, Inc., 6.00%,
                        11/1/2006                                                   3,164,892
   500,000              New York Times Co., Unsecd. Note, 7.625%, 3/15/2005         514,610
   230,000              News America Holdings, Inc., Company Guarantee,
                        8.00%, 10/17/2016                                           282,637
   200,000              News America Holdings, Inc., Sr. Note, 8.50%,
                        2/15/2005                                                   204,844
   2,160,000            Reed Elsevier, Inc., Company Guarantee, 6.125%,
                        8/1/2006                                                    2,290,118
   2,546,000            Univision Communications, Inc., 7.85%, 7/15/2011            2,998,926
                        Total                                                       9,456,027
                        Communications - Telecom Wireless--0.6%
   500,000              AT&T Wireless Services, Inc., 8.75%, 3/1/2031               647,770
   3,200,000            AT&T Wireless Services, Inc., Sr. Note, 7.35%,
                        3/1/2006                                                    3,417,728
   2,834,000            Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011         3,256,578
                        Total                                                       7,322,076
                        Communications - Telecom Wirelines--2.4%
   1,000,000            Alltel Corp., Sr. Note, 6.65%, 1/15/2008                    1,089,880
   250,000              Alltel Corp., Sr. Note, 7.50%, 3/1/2006                     267,175
   410,000              CenturyTel, Inc., 8.375%, 10/15/2010                        476,691
   2,720,000            Citizens Communications Co., 9.00%, 8/15/2031               2,686,000
   2,100,000            Citizens Communications Co., Note, 8.50%, 5/15/2006         2,262,750
   100,000              Citizens Utilities Co., Deb., 7.60%, 6/1/2006               106,000
   1,000,000            Deutsche Telekom International Finance BV, 5.25%,
                        7/22/2013                                                   1,017,210
   100,000              GTE South, Inc., Deb., 6.00%, 2/15/2008                     106,949
   600,000              GTE South, Inc., Deb., 6.125%, 6/15/2007                    641,454
   100,000              GTE South, Inc., Deb., Series MBIA, 6.125%,
                        6/15/2007                                                   106,909
   2,000,000       1,2   KT Corp., Note, 5.875%, 6/24/2014                          2,064,360
   500,000              New York Telephone Co., Deb., 6.00%, 4/15/2008              538,025
   200,000              Southwestern Bell Telephone Co., Deb., 7.20%,
                        10/15/2026                                                  214,748
   5,000,000            Sprint Capital Corp., 7.125%, 1/30/2006                     5,301,410
   3,000,000            Sprint Capital Corp., Company Guarantee, 8.75%,
                        3/15/2032                                                   3,809,505
   8,410,000            Telecom de Puerto Rico, Note, 6.65%, 5/15/2006              8,880,371
   2,220,000            Telefonos de Mexico, Note, 4.50%, 11/19/2008                2,238,193
                        Total                                                       31,807,630
                        Consumer Cyclical - Automotive--4.1%
   1,850,000            DaimlerChrysler North America Holding Corp.,
                        6.50%, 11/15/2013                                           1,997,870
   100,000              Ford Holdings, Inc., Deb., 9.30%, 3/1/2030                  114,714
   200,000              Ford Motor Co., Deb., 6.50%, 8/1/2018                       199,713
   200,000              Ford Motor Co., Deb., 8.90%, 1/15/2032                      225,815
   600,000              Ford Motor Co., Note, 7.25%, 10/1/2008                      649,787
   3,475,000            Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031              3,417,145
   500,000              Ford Motor Credit Co., Note, 6.125%, 1/9/2006               520,170
   250,000              Ford Motor Credit Co., Note, 6.20%, 1/23/2008               256,974
   12,000,000           Ford Motor Credit Co., Note, 6.50%, 1/25/2007               12,762,528
   200,000              Ford Motor Credit Co., Note, 7.375%, 10/28/2009             219,136
   2,500,000            Ford Motor Credit Co., Note, 7.875%, 6/15/2010              2,782,565
   400,000              Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009           413,534
   500,000              Ford Motor Credit Co., Unsecd. Note, 6.75%,
                        5/15/2005                                                   514,022
   200,000              Ford Motor Credit Co., Unsecd. Note, 7.375%,
                        2/1/2011                                                    217,138
   1,100,000            General Motors Acceptance Corp., 4.50%, 7/15/2006           1,121,428
   5,000,000            General Motors Acceptance Corp., 6.125%, 8/28/2007          5,292,300
   1,000,000            General Motors Acceptance Corp., 6.625%, 10/15/2005         1,044,160
   2,000,000            General Motors Acceptance Corp., 6.875%, 8/28/2012          2,073,060
   1,000,000            General Motors Acceptance Corp., 7.50%, 7/15/2005           1,041,120
   2,400,000            General Motors Acceptance Corp., 8.00%, 11/1/2031           2,509,872
   400,000              General Motors Acceptance Corp., Bond, 6.15%,
                        4/5/2007                                                    422,608
   200,000              General Motors Acceptance Corp., Deb., 6.00%,
                        4/1/2011                                                    199,292
   9,950,000            General Motors Acceptance Corp., Note, 6.75%,
                        1/15/2006                                                   10,442,326
   2,000,000            General Motors Corp., Note, 7.20%, 1/15/2011                2,121,440
   1,000,000            General Motors Corp., Sr. Note, 6.375%, 5/1/2008            1,060,140
   1,995,000            General Motors Corp., Unsecd. Note, 7.10%,
                        3/15/2006                                                   2,110,391
                        Total                                                       53,729,248
                        Consumer Cyclical - Entertainment--0.9%
   2,000,000            AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031              2,290,320
   3,400,000            Carnival Corp., 3.75%, 11/15/2007                           3,409,724
   230,000         1,2   International Speedway Corp., 4.20%, 4/15/2009             231,287
   1,170,000       1,2   International Speedway Corp., 5.40%, 4/15/2014             1,196,802
   1,250,000            Time Warner, Inc., Deb., 8.11%, 8/15/2006                   1,364,737
   2,550,000            Walt Disney Co., Bond, Series B, 6.75%, 3/30/2006           2,702,923
   200,000              Walt Disney Co., Sr. Note, 5.62%, 12/1/2008                 206,232
                        Total                                                       11,402,025
                        Consumer Cyclical - Retailers--0.5%
   900,000              Lowe's Cos., Inc., Sr. Note, 6.375%, 12/15/2005             945,756
   1,200,000            Neiman-Marcus Group, Inc., Sr. Deb., 7.125%,
                        6/1/2028                                                    1,347,480
   1,325,000            Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%,
                        8/10/2009                                                   1,503,385
   2,750,000            Wal-Mart Stores, Inc., Unsecd. Note, 3.375%,
                        10/1/2008                                                   2,735,205
                        Total                                                       6,531,826
                        Consumer Cyclical - Services--0.2%
   2,100,000            Boston University, 7.625%, 7/15/2097                        2,457,617
                        Consumer Non -Cyclical Consumer Products--0.2%
   3,000,000            Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005          3,196,500
                        Consumer Non --Cyclical Food/Beverage--0.6%
   850,000              Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006          852,405
   1,200,000            General Mills, Inc., Unsecd. Note, 2.625%,
                        10/24/2006                                                  1,191,360
   3,500,000            Kellogg Co., 7.45%, 4/1/2031                                4,285,225
   1,500,000            Kraft Foods, Inc., Note, 4.625%, 11/1/2006                  1,549,170
   150,000              Ralston Purina Co., Deb., 7.875%, 6/15/2025                 192,277
   200,000              Ralston Purina Co., Deb., 8.125%, 2/1/2023                  258,418
                        Total                                                       8,328,855
                        Consumer Non -Cyclical Healthcare--0.3%
   1,000,000            Baxter International, Inc., Note, 7.125%, 2/1/2007          1,088,570
   800,000              Boston Scientific Corp., 5.45%, 6/15/2014                   824,024
   1,500,000            UnitedHealth Group, Inc., 7.50%, 11/15/2005                 1,589,355
                        Total                                                       3,501,949
                        Consumer Non -Cyclical Pharmaceuticals--0.3%
   1,040,000            AstraZeneca PLC, 5.40%, 6/1/2014                            1,096,555
   400,000              Lilly (Eli) & Co., Unsecd. Note, 6.57%, 1/1/2016            458,312
   50,000               Merck & Co., Inc., Note, 5.25%, 7/1/2006                    52,313
   100,000              Merck & Co., Inc., Sr. Deb., 6.40%, 3/1/2028                111,572
   215,000,000          Pfizer, Inc., Bond, Series INTL, .80%, 3/18/2008            1,986,489
                        Total                                                       3,705,241
                        Consumer Non -Cyclical Supermarkets--0.3%
   1,000,000            Kroger Co., Company Guarantee, 7.45%, 3/1/2008              1,126,030
   2,500,000            Safeway Inc., 5.80%, 8/15/2012                              2,615,250
                        Total                                                       3,741,280
                        Consumer Non -Cyclical Tobacco--0.3%
   885,000              Altria Group, Inc., 5.625%, 11/4/2008                       909,284
   2,500,000            Altria Group, Inc., Sr. Note, 7.20%, 2/1/2007               2,671,800
   900,000              Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006            934,911
                        Total                                                       4,515,995
                        Energy - Independent--0.7%
   750,000              Anadarko Petroleum Corp., Unsecd. Note, 7.00%,
                        10/15/2006                                                  814,185
   1,950,000       1,2   Gazprom International SA, Company Guarantee,
                        7.201%, 2/1/2020                                            1,964,625
   1,000,000            Norcen Energy Resources, Inc., Deb., 7.375%,
                        5/15/2006                                                   1,076,130
   1,650,000            Pemex Project Funding Master, Company Guarantee,
                        9.125%, 10/13/2010                                          1,979,175
   300,000              Questar Corp., Series MTNB, 6.57%, 9/26/2011                334,755
   150,000              Questar Corp., Sr. Note, Series MTNA, 6.00%,
                        10/6/2008                                                   161,579
   2,300,000       1,2   Ras Laffan Liquified Natural Gas, 3.437%,
                        9/15/2009                                                   2,289,834
                        Total                                                       8,620,283
                        Energy - Integrated--1.6%
   100,000              BP PLC, Deb., 8.75%, 3/1/2032                               141,764
   50,000               ChevronTexaco Corp., 5.70%, 12/1/2008                       51,698
   4,150,000            Conoco, Inc., 7.25%, 10/15/2031                             4,963,649
   5,670,000            Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028         6,624,527
   4,118,000            Husky Oil Ltd., Deb., 7.55%, 11/15/2016                     4,858,375
   4,000,000            Petro-Canada, Bond, 5.35%, 7/15/2033                        3,590,240
   1,200,000       1,2   Statoil ASA, 5.125%, 4/30/2014                             1,230,132
                        Total                                                       21,460,385
                        Energy - Refining--0.4%
   4,100,000            Valero Energy Corp., 7.50%, 4/15/2032                       4,773,425
                        Financial Institution - Banking--5.1%
   1,000,000            ABN AMRO Bank NV, Chicago, Sub., 7.55%, 6/28/2006           1,083,580
   3,100,000            Astoria Financial Corp., Note, 5.75%, 10/15/2012            3,212,849
   50,000               BankBoston NA, Sub. Note, 6.50%, 12/19/2007                 54,764
   366,000              Chase Manhattan Corp., 7.25%, 6/1/2007                      404,924
   250,000              Chase Manhattan Corp., Sub. Deb., 7.875%, 7/15/2006         272,220
   775,000              Citicorp, Sub. Note, 7.00%, 7/1/2007                        857,576
   1,500,000            Citicorp, Sub. Note, 7.125%, 9/1/2005                       1,569,900
   2,000,000            Citigroup, Inc., Sr. Note, 6.20%, 3/15/2009                 2,201,540
   100,000              City National Bank, Sub. Note, 6.375%, 1/15/2008            109,751
   1,415,000            Corp Andina De Fomento, Bond, 7.375%, 1/18/2011             1,605,912
   2,000,000            Credit Suisse First Boston USA, Inc., 5.125%,
                        1/15/2014                                                   2,020,600
   150,000              Credit Suisse First Boston USA, Inc., Note,
                        6.125%, 11/15/2011                                          163,623
   1,000,000            Credit Suisse First Boston USA, Inc., Note, 6.50%,
                        1/15/2012                                                   1,111,780
   1,000,000            Credit Suisse First Boston USA, Inc., Unsecd.
                        Note, 5.50%, 8/15/2013                                      1,043,210
   4,000,000            Crestar Financial Corp., Sub. Note, 8.75%,
                        11/15/2004                                                  4,054,680
   400,000              Donaldson, Lufkin and Jenrette, Inc., Note,
                        6.875%, 11/1/2005                                           419,476
   4,460,000            FirstBank Puerto Rico, Sub. Note, 7.625%,
                        12/20/2005                                                  4,652,146
   4,000,000            Household Finance Corp., 7.00%, 5/15/2012                   4,580,400
   500,000              Household Finance Corp., Note, 7.25%, 5/15/2006             536,650
   1,000,000            Household Finance Corp., Sr. Note, 5.875%, 2/1/2009         1,080,120
   150,000              Household Finance Corp., Sr. Note, 5.875%,
                        9/25/2004                                                   150,361
   300,000              Household Finance Corp., Sr. Unsecd. Note, 7.20%,
                        7/15/2006                                                   323,811
   500,000              Household Finance Corp., Unsecd. Note, 5.75%,
                        1/30/2007                                                   531,070
   1,000,000            Hudson United Bancorp, 7.00%, 5/15/2012                     1,126,044
   2,500,000            J.P. Morgan Chase & Co., 5.75%, 1/2/2013                    2,644,375
   500,000              J.P. Morgan Chase & Co., Note, 7.60%, 5/1/2007              556,260
   100,000              JPM Capital Trust I, Company Guarantee, 7.54%,
                        1/15/2027                                                   109,497
   2,500,000            JPMorgan Chase Bank, Sub. Note, 7.00%, 11/15/2009           2,833,725
   275,000              Mellon Bank NA, Pittsburgh, Sub. Note, 6.50%,
                        8/1/2005                                                    284,817
   1,000,000            Mercantile Bancorporation, Inc., Sub. Note, 7.30%,
                        6/15/2007                                                   1,109,790
   2,000,000            Northern Trust Corp., 4.60%, 2/1/2013                       1,988,120
   320,000,000          OEK Oest. Kontrollbank, Gilt, 1.80%, 3/22/2010              3,089,792
   3,000,000            PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009              3,469,890
   1,449,029       1,2   Regional Diversified Funding, 9.25%, 3/15/2030             1,698,015
   1,700,000            Regions Financial Corp., 4.375%, 12/1/2010                  1,714,484
   500,000              SouthTrust Bank of Alabama, Birmingham, Sub. Note,
                        7.00%, 11/15/2008                                           566,515
   300,000              Standard Federal Bank, N.A., Sub. Note, Series
                        MTN, 7.75%, 7/17/2006                                       322,194
   300,000              Summit Capital Trust I, Bond, 8.40%, 3/15/2027              347,133
   500,000              SunTrust Banks, Inc., Sr. Note, 6.25%, 6/1/2008             550,555
   470,000         1,2   Swedbank, Sub., 7.50%, 11/29/2049                          510,706
   300,000              Wachovia Corp., Note, 7.55%, 8/18/2005                      315,069
   2,000,000            Washington Mutual Bank FA, Note, 4.00%, 1/15/2009           2,011,160
   4,730,000            Washington Mutual Bank FA, Sub. Note, 6.875%,
                        6/15/2011                                                   5,345,042
   4,000,000            Washington Mutual Finance Corp., Sr. Note, 8.25%,
                        6/15/2005                                                   4,185,480
   150,000              Washington Mutual Inc., Sub. Note, 7.875%, 9/1/2004         150,004
                        Total                                                       66,969,610
                        Financial Institution - Brokerage--1.7%
   100,000              Bear Stearns Cos., Inc., Note, 6.625%, 10/1/2004            100,362
   200,000              Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007          218,214
   500,000              Citigroup Global Markets Inc., Note, 6.875%,
                        6/15/2005                                                   517,765
   2,645,000       1,2   FMR Corp., Bond, 7.57%, 6/15/2029                          3,249,409
   750,000              Franklin Resources, Inc., 3.70%, 4/15/2008                  751,740
   2,500,000            Goldman Sachs Group, Inc., 6.125%, 2/15/2033                2,514,600
   100,000              Goldman Sachs Group, Inc., Bond, 6.875%, 1/15/2011          113,206
   1,500,000            Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013          1,524,390
   1,000,000            Goldman Sachs Group, Inc., Note, Series MTNB,
                        7.35%, 10/1/2009                                            1,149,570
   1,000,000            Goldman Sachs Group, Inc., Sr. Unsub., 6.65%,
                        5/15/2009                                                   1,115,530
   1,290,000            Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006             1,407,132
   530,000              Lehman Brothers Holdings, Inc., Note, 6.625%,
                        1/18/2012                                                   592,688
   100,000              Lehman Brothers Holdings, Inc., Note, 6.625%,
                        2/5/2006                                                    105,791
   400,000              Lehman Brothers Holdings, Inc., Note, 8.25%,
                        6/15/2007                                                   452,704
   1,750,000            Lehman Brothers Holdings, Inc., Note, 8.50%,
                        8/1/2015                                                    2,226,123
   325,000              Lehman Brothers, Inc., Sr. Sub. Note, 7.375%,
                        1/15/2007                                                   356,899
   2,500,000            Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008         2,755,175
   250,000              Morgan Stanley Group, Inc., 5.30%, 3/1/2013                 256,423
   550,000              Morgan Stanley, Unsub., 6.10%, 4/15/2006                    580,366
   2,250,000            Waddell & Reed Financial, Inc., 7.50%, 1/18/2006            2,388,353
                        Total                                                       22,376,440
                        Financial Institution - Finance Non-captive--1.6%
   50,000               CIT Group, Inc., Note, 7.25%, 8/15/2005                     52,287
   50,000               CIT Group, Inc., Note, 7.625%, 8/16/2005                    52,469
   2,500,000            CIT Group, Inc., Sr. Note, 4.00%, 5/8/2008                  2,528,850
   115,000              CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007                 122,919
   100,000              CIT Group, Inc., Sr. Note, 7.125%, 10/15/2004               100,628
   3,850,000            Capital One Financial Corp., Note, 7.125%, 8/1/2008         4,242,696
   50,000               General Electric Capital Corp., 5.35%, 3/30/2006            52,229
   250,000              General Electric Capital Corp., Note, Series MTNA,
                        4.625%, 9/15/2009                                           259,503
   125,000,000          General Electric Capital Corp., Sr. Unsub., .10%,
                        12/20/2005                                                  1,145,751
   1,000,000            General Electric Capital Corp., Unsecd. Note,
                        Series MTNA, 3.25%, 4/15/2013                               1,019,710
   2,500,000            General Electric Co., Note, 5.00%, 2/1/2013                 2,576,650
   505,000              International Lease Finance Corp., Note, Series
                        MTNN, 5.32%, 12/9/2007                                      532,684
   6,000,000            MBNA America Bank, NA, Sr. Note, Series BKNT,
                        6.50%, 6/20/2006                                            6,379,380
   1,500,000            SLM Corp., 5.625%, 4/10/2007                                1,587,225
   743,000              Susa Partnership LP, Deb., 7.50%, 12/1/2027                 892,692
                        Total                                                       21,545,673
                        Financial Institution - Insurance - Life--0.8%
   3,600,000            AXA-UAP, Sub. Note, 8.60%, 12/15/2030                       4,652,964
   850,000              Delphi Financial Group, Inc., 9.31%, 3/25/2027              907,375
   360,000         1,2  Life Re Capital Trust I, Company Guarantee, 8.72%,
                        6/15/2027                                                   390,650
   100,000              MetLife, Inc., Sr. Note, 6.125%, 12/1/2011                  109,449
   3,000,000       1,2  Pacific LifeCorp., Bond, 6.60%, 9/15/2033                   3,262,320
   400,000              Principal Financial Group, 6.125%, 10/15/2033               412,876
   150,000              Prudential Financial, Inc., 5.75%, 7/15/2033                146,454
   1,000,000       1,2  Reinsurance Group of America, Sr. Note, 7.25%,
                        4/1/2006                                                    1,063,770
                        Total                                                       10,945,858
                        Financial Institution - Insurance - P&C--0.8%
   400,000              Allstate Corp., Sr. Note, 7.875%, 5/1/2005                  415,140
   6,000,000       1,2   MBIA Global Funding LLC, 2.875%, 11/30/2006                5,994,420
   500,000              Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007              526,880
   950,000              Marsh & McLennan Cos., Inc., Sr. Note, 7.125%,
                        6/15/2009                                                   1,078,782
   1,000,000       1,2  Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033             1,021,130
   1,550,000            Travelers Property Casualty Corp., Sr. Note,
                        5.00%, 3/15/2013                                            1,540,871
   250,000              USF&G Corp., Company Guarantee, 8.47%, 1/10/2027            286,240
                        Total                                                       10,863,463
                        Financial Institution - REITs--0.2%
   2,300,000            EOP Operating LP, 8.375%, 3/15/2006                         2,492,257
                        Foreign-Local-Government--0.5%
   3,900,000            Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                    4,380,129
   900,000              Ontario, Province of, 4.375%, 2/15/2013                     898,236
   1,000,000            Quebec, Province of, 5.50%, 4/11/2006                       1,042,380
                        Total                                                       6,320,745
                        Sovereign--0.7%
   400,000,000          Inter-American Development Bank, 1.90%, 7/8/2009            3,887,921
   3,880,000            KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007                    3,859,397
   1,500,000            United Mexican States, 6.625%, 3/3/2015                     1,586,250
                        Total                                                       9,333,568
                        State/Provincial--0.1%
   2,600,000            New South Wales, State of, Local Gov't. Guarantee,
                        6.50%, 5/1/2006                                             1,865,392
                        Technology--1.2%
   2,000,000            Computer Sciences Corp., 7.375%, 6/15/2011                  2,326,500
   4,000,000            Dell Computer Corp., Deb., 7.10%, 4/15/2028                 4,689,240
   400,000              First Data Corp., MTN, Series MTND, 6.375%,
                        12/15/2007                                                  437,692
   500,000              First Data Corp., Sr. Note, 5.625%, 11/1/2011               536,420
   500,000              Hewlett-Packard Co., Note, 5.75%, 12/15/2006                530,595
   2,500,000            Hewlett-Packard Co., Note, 6.50%, 7/1/2012                  2,793,725
   500,000              IBM Corp., 4.875%, 10/1/2006                                521,470
   1,150,000            IBM Corp., Deb., 8.375%, 11/1/2019                          1,503,614
   100,000              Texas Instruments, Inc., Note, 8.75%, 4/1/2007              113,116
   2,750,000            Unisys Corp., 8.125%, 6/1/2006                              2,928,750
                        Total                                                       16,381,122
                        Transportation - Airlines--0.3%
   1,212,251            Northwest Airlines Corp., 7.935%, 4/1/2019                  1,290,986
   669,516              Northwest Airlines Corp., Equip. Trust, 8.072%,
                        10/1/2019                                                   726,492
   1,800,000            Southwest Airlines Co., 6.50%, 3/1/2012                     1,954,980
                        Total                                                       3,972,458
                        Transportation - Railroads--0.2%
   1,850,000            Canadian Pacific RR, 7.125%, 10/15/2031                     2,150,533
                        Transportation - Services--0.4%
   3,500,000            FedEx Corp., Note, 2.65%, 4/1/2007                          3,446,450
   650,000              Hertz Corp., 8.25%, 6/1/2005                                676,936
   550,000              Hertz Corp., Note, 7.625%, 8/15/2007                        595,957
   500,000              Hertz Corp., Sr. Note, 6.375%, 10/15/2005                   515,151
                        Total                                                       5,234,494
                        Utility - Electric--2.0%
   800,000              Alabama Power Co., 2.80%, 12/1/2006                         800,888
   2,500,000            Alabama Power Co., 5.70%, 2/15/2033                         2,499,125
   1,000,000            Alabama Power Co., Sr. Note, Series L, 7.125%,
                        10/1/2007                                                   1,111,850
   3,000,000            American Electric Power Co., Inc., Note, 6.125%,
                        5/15/2006                                                   3,158,790
   250,000              Enersis S.A., Note, 7.40%, 12/1/2016                        261,320
   500,000              Entergy Louisiana, Inc., 1st Mtg. Bond, 6.50%,
                        3/1/2008                                                    507,075
   1,000,000       1,2  FirstEnergy Corp., 5.50%, 11/15/2006                        1,046,133
   2,450,000            FirstEnergy Corp., 7.375%, 11/15/2031                       2,745,686
   250,000         1,2  Israel Electric Corp. Ltd., Sr. Note, 7.875%,
                        12/15/2026                                                  271,728
   600,000              MidAmerican Energy Co., Note, Series MTN, 6.375%,
                        6/15/2006                                                   633,804
   2,050,000            Oncor, Inc., Deb., 7.00%, 9/1/2022                          2,300,637
   3,000,000            PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011         3,467,310
   1,400,000            Pacific Gas & Electric Co., 6.05%, 3/1/2034                 1,407,476
   300,000              Potomac Electric Power Co., 1st Mtg. Bond, 6.25%,
                        10/15/2007                                                  326,052
   1,000,000            Progress Energy Carolinas, Inc., 1st Mtg. Bond,
                        6.80%, 8/15/2007                                            1,103,580
   1,050,000            Public Service Electric & Gas Co., 1st Ref. Mtg.,
                        Series UU, 6.75%, 3/1/2006                                  1,110,375
   2,000,000            Public Service Electric & Gas Co., 4.00%, 11/1/2008         2,016,880
   850,000              Wisconsin Power & Light Co., Note, 7.00%, 6/15/2007         929,781
                        Total                                                       25,698,490
                        Utility - Natural Gas Distributor--0.0%
   200,000              Michigan Consolidated Gas, 1st Mtg. Bond, Series
                        C, 7.21%, 5/1/2007                                          220,602
                        Total Corporate Bonds (identified cost
                        $450,338,755)                                               453,633,812
                        Asset-Backed Securities--0.2%
                        Credit Card--0.1%
   1,500,000            Prime Credit Card Master Trust 2000-1, Class A,
                        6.70%, 10/15/2009                                           1,577,835
                        Home Equity Loan--0.0%
   233,438         1,2  125 Home Loan Owner Trust 1998-1A, Class B1,
                        9.26%, 2/15/2029                                            236,830
                        Non-Agency Mortgage--0.0%
   28,361          1,2  SMFC Trust Asset-Backed Certificates , Series
                        1997-A, Class 4, 1.4446%, 1/28/2027                         21,741
                        Rate Reduction Bond--0.1%
   332,568              California Infrastructure & Economic Development
                        Bank Special Purpose Trust PG&E-1, Class A7,
                        6.42%, 9/25/2008                                            346,249
                        Total Asset-Backed Securities (identified cost
                        $2,086,324)                                                 2,182,655
                        Government Agencies--8.6%
   715,000              Federal Farm Credit System, 9.20%, 8/22/2005                764,178
   1,500,000            Federal Farm Credit System, Bond, 3.875%, 5/7/2010          1,498,020
   1,000,000            Federal Farm Credit System, Bond, 4.75%, 12/12/2013         1,015,270
   1,500,000            Federal Farm Credit System, Bond, 6.03%, 12/29/2010         1,665,180
   650,000              Federal Farm Credit System, Note, Series MTN,
                        6.38%, 11/27/2006                                           701,792
   1,000,000            Federal Farm Credit System, Note, Series MTN,
                        6.82%, 3/16/2009                                            1,135,500
   1,500,000            Federal Home Loan Bank System, Bond, 2.50%,
                        6/18/2007                                                   1,470,960
   2,000,000            Federal Home Loan Bank System, Bond, 2.50%,
                        4/4/2014                                                    1,989,780
   1,000,000            Federal Home Loan Bank System, Bond, 3.75%,
                        8/15/2008                                                   1,013,280
   100,000              Federal Home Loan Bank System, Bond, 4.125%,
                        9/22/2009                                                   100,239
   1,000,000            Federal Home Loan Bank System, Bond, 5.17%,
                        2/25/2014                                                   1,004,640
   140,000              Federal Home Loan Bank System, Bond, 7.625%,
                        5/14/2010                                                   166,403
   450,000              Federal Home Loan Bank System, Bond, Series 363,
                        4.50%, 11/15/2012                                           453,483
   1,000,000            Federal Home Loan Bank System, Bond, Series FI11,
                        6.25%, 3/1/2011                                             1,047,490
   200,000              Federal Home Loan Bank System, Bond, Series KS08,
                        5.665%, 9/11/2008                                           217,084
   100,000              Federal Home Loan Bank System, Bond, Series PJ08,
                        5.485%, 11/12/2008                                          107,927
   1,500,000            Federal Home Loan Bank System, Bond, Series PR08,
                        3.17%, 10/2/2008                                            1,487,625
   350,000              Federal Home Loan Bank System, Bond, Series PS06,
                        4.45%, 11/27/2006                                           363,318
   2,200,000            Federal Home Loan Bank System, Bond, Series VE12,
                        5.30%, 10/30/2012                                           2,215,092
   535,000              Federal Home Loan Bank System, Series NV09, 6.50%,
                        11/13/2009                                                  602,271
   6,000,000            Federal Home Loan Mortgage Corp., Note, 2.125%,
                        11/15/2005                                                  5,995,800
   600,000              Federal Home Loan Mortgage Corp., Note, 5.50%,
                        7/15/2006                                                   632,382
   1,000,000            Federal Home Loan Mortgage Corp., Unsecd. Note,
                        3.50%, 9/15/2007                                            1,013,470
   200,000              Federal Home Loan Mortgage Corp., Unsecd.
                        Note,4.50%, 3/28/2012                                       202,400
   5,000,000            Federal National Mortgage Association, 3.25%,
                        1/15/2008                                                   5,011,850
   600,000              Federal National Mortgage Association, 3.875%,
                        3/15/2005                                                   606,384
   1,780,000            Federal National Mortgage Association, Bond,
                        6.625%, 11/15/2030                                          2,073,718
   26,000,000           Federal National Mortgage Association, Note,
                        2.15%, 7/28/2006                                            25,757,160
   1,500,000            Federal National Mortgage Association, Note,
                        3.25%, 11/15/2007                                           1,507,530
   1,000,000            Federal National Mortgage Association, Note,
                        4.25%, 7/15/2007                                            1,035,060
   1,250,000            Federal National Mortgage Association, Note,
                        4.375%, 10/15/2006                                          1,294,850
   600,000              Federal National Mortgage Association, Note,
                        5.00%, 1/15/2007                                            630,528
   8,000,000            Federal National Mortgage Association, Note,
                        5.50%, 2/15/2006                                            8,362,960
   38,000,000           Federal National Mortgage Association, Note,
                        Series @, 2.50%, 8/11/2006                                  37,875,740
   1,070,000            Federal National Mortgage Association, Unsecd.
                        Note, 4.00%, 10/28/2009                                     1,066,394
   1,000,000            Tennessee Valley Authority, Series  C, 6.00%,
                        3/15/2013                                                   1,111,490
                        Total Government Agencies (identified cost
                        $113,089,394)                                               113,197,248
                        Governments/Agencies--2.2%
                        Sovereign--2.2%
   4,600,000            Austria, Government of, Bond, 5.00%, 1/15/2008              5,969,427
   4,700,000            Germany, Government of, Bond, 4.00%, 2/16/2007              5,904,046
   700,000              Germany, Government of, Bond, 5.00%, 1/4/2012               918,600
   3,450,000            Italy, Government of, 4.50%, 5/1/2009                       4,421,881
   398,000,000          Italy, Government of, Bond, 1.80%, 2/23/2010                3,839,278
   4,500,000            Italy, Government of, Bond, 5.50%, 11/1/2010                6,039,880
   3,150,000            Sweden, Government of, Deb., 6.50%, 5/5/2008                462,906
   700,000              United Kingdom, Government of, Bond, 5.00%,
                        3/7/2008                                                    1,268,937
   250,000              United Kingdom, Government of, Treasury Bill,
                        5.00%, 3/7/2012                                             453,102
                        Total government/agencies (identified cost
                        $23,090,845)                                                29,278,057
                        U.S. Treasury--7.2%
                        U.S. Treasury Bond--6.7%
   2,215,000            United States Treasury Bond, 5.25%, 11/15/2028              2,286,301
   11,315,000           United States Treasury Bond, 5.375%, 2/15/2031              12,041,649
   8,000,000            United States Treasury Bond, 5.50%, 8/15/2028               8,534,960
   1,343,000            United States Treasury Bond, 6.00%, 2/15/2026               1,520,316
   4,935,000            United States Treasury Bond, 6.125%, 11/15/2027             5,689,117
   1,300,000            United States Treasury Bond, 6.25%, 8/15/2023               1,509,833
   6,000,000            United States Treasury Bond, 6.25%, 5/15/2030               7,071,540
   2,200,000            United States Treasury Bond, 6.50%, 11/15/2026              2,642,068
   300,000              United States Treasury Bond, 6.75%, 8/15/2026               370,125
   3,700,000            United States Treasury Bond, 8.125%, 5/15/2021              5,104,853
   36,900,000           United States Treasury Bond, 12.75%, 11/15/2010             41,570,064
                        Total                                                       88,340,826
                        U.S. Treasury Notes-0.5%
   1,000,000            United States Treasury Note, 2.625%, 5/15/2008              987,660
   4,000,000            United States Treasury Note, 5.875%, 11/15/2005             4,181,240
   1,000,000            United States Treasury Note, 6.50%, 8/15/2005               1,042,890
                        Total                                                       6,211,790
                        Total u.s. treasury (identified cost $92,297,801)           94,552,616
                        Mortgage Backed Securities--0.1%
                        Federal National Mortgage Association--0.0%
   62,215               Federal National Mortgage Association, Pool
                        390900, 7.50%, 6/1/2012                                     66,909
                        Government National Mortgage Association--0.1%
   130,740              Government National Mortgage Association, Pool
                        412615, 7.50%, 6/15/2026                                    141,474
   7,111                Government National Mortgage Association, Pool
                        432701, 8.00%, 6/15/2026                                    7,810
   32,160               Government National Mortgage Association, Pool
                        433329, 7.50%, 12/15/2026                                   34,780
   3,425                Government National Mortgage Association, Pool
                        433505, 7.50%, 4/15/2027                                    3,704
   8,420                Government National Mortgage Association, Pool
                        444274, 7.50%, 1/15/2027                                    9,098
   2,766                Government National Mortgage Association, Pool
                        446820, 8.00%, 8/15/2027                                    3,032
   656,077              Government National Mortgage Association, Pool
                        456873, 6.50%, 5/15/2028                                    694,923
   22,696               Government National Mortgage Association, Pool
                        460881, 7.00%, 7/15/2028                                    24,286
   35,866               Government National Mortgage Association, Pool
                        468225, 6.50%, 9/15/2028                                    37,967
   8,503                Government National Mortgage Association, Pool
                        571225, 6.50%, 10/15/2031                                   8,983
   701,059              Government National Mortgage Association, Pool
                        615490, 4.50%, 8/15/2033                                    682,915
   326,980              Government National Mortgage Association, Pool
                        780626, 7.00%, 8/15/2027                                    351,212
                        Total                                                       2,000,184
                        Total Mortgage Backed Securities (identified cost
                        $1,964,984)                                                 2,067,093
                        Collateralized Mortgage Obligations--0.8%
                        Federal Home Loan Mortgage Corporation--0.0%
   587,632              Federal Home Loan Mortgage Corp. REMIC 1602 PH,
                        6.00%, 4/15/2023                                            608,881
                        Federal National Mortgage Association--0.0%
   73,915               Federal National Mortgage Association REMIC
                        1988-16 B, 9.50%, 6/25/2018                                 82,396
   26,180               Federal National Mortgage Association REMIC
                        1989-35 G, 9.50%, 7/25/2019                                 28,601
                        Total                                                       110,997
                        Structured Product (ABS)--0.8%
   10,325,721           Morgan Stanley Capital, Inc. 2004-T13, Class A1,
                        2.85%, 9/13/2045                                            10,216,888
                        Total Collateralized Mortgage Obligations
                         (identified cost $11,049,963)                              10,936,766
                        Preferred Stock--0.1%
                        Financial Institution - Banking--0.1%
   21,000               Citigroup, Inc., Cumulative Pfd., Series F, 6.365
                        %, Quarterly Dividend (IDENTIFIED COST $1,003,086)          1,114,970
                        Municipals--0.1%
                        Consumer Cyclical - Services--0.1%
   725,000              Harvard University, Revenue Bonds, 8.125% Bonds,
                        4/15/2007 (IDENTIFIED COST $762,997)                        818,083
                        Common Stocks--0.0%
                        Warrants--0.0%
   4,750                Arcadia Financial Ltd., Warrants(IDENTIFIED COST
                        $0)                                                         0
                        Mutual Funds--45.2%3
   1,912,585        3   Emerging Markets Fixed Income Core Fund                     29,099,207
   39,237,088       3   Federated Mortgage Core Portfolio
                                                                                    400,610,670
   17,315,077       3   High Yield Bond Portfolio
                                                                                    119,820,336
   48,656,451       3   Prime Value Obligations Fund, Class IS                      48,656,451
                        Total Mutual Funds (identified cost $573,085,580)
                                                                                    598,186,664
                        Total Investments--98.9%
                         (identified cost $1,268,769,729) 4                         1,305,967,964
                        TOTAL ASSETS AND LIABILITIES - NET -1.1%                    14,512,277
                        TOTAL NET ASSETS--100%
                                                                              $     1,320,480,241




1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $32,348,425 which represents 2.4% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At August 31, 2004, these securities amounted to $32,348,425 which represents 2.4% of the total net assets.

3    Affiliated company.

4 The cost of investments for federal tax purposes amounts to $1,268,952,328. The net unrealized appreciation of investments for federal tax purpose was $37,015,636. This consists of net realized appreciation from investments for those securities having an excess value of the cost over value of $44,295,201 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,279,565.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2004.

The following acronyms are used throughout this portfolio:
MTN         --Medium Term Note
REIT        --Real Estate Investment Trust
REMIC       --Real Estate Mortgage Investment Conduit


Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Total Return Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004